BETTER 10K - LEASES (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Assets And Liabilities, Lessee	The below table presents the lease related assets and liabilities recorded on the accompanying balance sheet:As of December 31,(Amounts in thousands)Balance Sheet Caption20222021Assets:Operating lease right-of-use assetsRight-of-use asset$41,979 $56,970 Finance lease right-of-use assetsProperty and equipment, net2,162 2,683 Total leased assets$44,141 $59,653 Liabilities:Operating lease liabilitiesLease liabilities$60,049 $73,657 Finance lease liabilitiesOther liabilities1,062 2,184 Total lease liabilities$61,111 $75,841
Lease, Cost	The components of operating lease costs were as follows:Year Ended December 31,(Amounts in thousands)20222021Operating lease cost$18,245 $16,539 Short-term lease cost544 406 Variable lease cost2,713 3,209 Total operating lease cost$21,502 $20,154 Operating lease costs are reported in the following line items within the consolidated statements of operations and comprehensive loss:Year Ended December 31,(Amounts in thousands)20222021Mortgage platform expenses$14,450 $13,363 General and administrative expenses1,900 2,485 Marketing and advertising expenses253 159 Technology and product development expenses2,711 2,053 Other platform expenses2,188 2,094 Total operating lease costs$21,502 $20,154 The components of finance lease costs were as follows:Year Ended Year Ended December 31, 2022(Amounts in thousands)Depreciation and AmortizationInterest ExpenseTotalTotal finance lease cost$520 $273 $793 The components of finance lease costs were as follows:Year Ended Year Ended December 31, 2021(Amounts in thousands)Depreciation and AmortizationInterest ExpenseTotalTotal finance lease cost$520 $439 $959 Supplemental cash flow and non-cash information related to leases were as follows:Year Ended December 31,(Amounts in thousands)20222021Cash paid for amounts included in measurement of operating lease liabilities$18,836 $15,177 Right-of-use assets obtained in exchange for lease liabilities:Upon adoption of ASC 842$— $65,889 New leases entered into during the year$4,520 $15,834 Supplemental balance sheet information related to leases was as follows:Year Ended December 31,(Amounts in thousands)20222021Operating leasesWeighted average remaining lease term (in years)6.66.1Weighted average discount rate5.4%5.1 %Finance leasesWeighted average remaining lease term (in years)0.31.3Weighted average discount rate16.2%16.2%
Lessee, Operating Lease, Liability, to be Paid, Maturity	As of December 31, 2022, the maturity analysis of finance and operating lease liabilities are as follows:(Amounts in thousands)Finance LeasesOperating LeasesTotal2023$1,101 $16,772 $17,872 2024— 13,979 13,979 2025— 11,680 11,680 2026— 9,073 9,073 2027— 5,460 5,460 2028 and beyond— 12,156 12,156 Total lease payments1,101 69,119 70,220 Less amount representing interest(39)(9,070)(9,109)Total lease liabilities$1,062 $60,049 $61,111
Finance Lease, Liability, to be Paid, Maturity	As of December 31, 2022, the maturity analysis of finance and operating lease liabilities are as follows:(Amounts in thousands)Finance LeasesOperating LeasesTotal2023$1,101 $16,772 $17,872 2024— 13,979 13,979 2025— 11,680 11,680 2026— 9,073 9,073 2027— 5,460 5,460 2028 and beyond— 12,156 12,156 Total lease payments1,101 69,119 70,220 Less amount representing interest(39)(9,070)(9,109)Total lease liabilities$1,062 $60,049 $61,111
Sales-type Lease, Lease Income	The following table presents the revenue, expenses, and gross margin recognized at the commencement date of sales-type leases for the periods indicated:Year Ended December 31,(Amounts in thousands)20222021Cash offer program revenue$216,408 $30,557 Cash offer program expenses217,609 30,720 Gross Margin$(1,201)$(163)